SCHEDULE OF OPERATIONS RELATED TO LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Operating lease expense	$ 109,051	$ 102,517	$ 203,274	$ 145,710
Interest on lease liability	3,996	5,800	9,795	13,530
Total Lease expense	$ 113,047	$ 108,317	$ 213,069	$ 159,240